The table below presents changes on the reimbursements payable relating to these fields: (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, plant and equipment [abstract]
Opening balance	$ 370	$ 113
Additions/(Write-offs) on PP&E	(67)	278
Payments made		(17)
Other income and expenses	54	11
Cumulative translation adjustments	15	(15)
Closing balance	$ 372	$ 370